NOTE 17: EQUITY (Details 5)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Risk-free interest rate	1.34%		0.76%
Expected life		5 years	5 years
Expected volatility	100.00%	100.00%	100.00%
Forfeiture rate	0.00%	0.00%	0.00%
Dividend rate	0.00%	0.00%	0.00%
Minimum
Disclosure of classes of share capital [line items]
Risk-free interest rate		2.19%
Expected life	3 years
Maximum
Disclosure of classes of share capital [line items]
Risk-free interest rate		2.37%
Expected life	5 years
Warrants
Disclosure of classes of share capital [line items]
Risk-free interest rate		1.87%	0.00%
Expected life	2 years	2 years	0 years
Expected volatility	100.00%	100.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%
Dividend rate	0.00%	0.00%	0.00%
Warrants | Minimum
Disclosure of classes of share capital [line items]
Risk-free interest rate	1.56%
Warrants | Maximum
Disclosure of classes of share capital [line items]
Risk-free interest rate	1.87%